Shareholders' equity and share-based payments - Earnings per share (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 € / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 € / shares shares	Dec. 31, 2023 $ / shares shares
Earnings per share in euros
Earnings per share (in dollars or Euros per share) | (per share)	$ 5.84	€ 5.17	$ 6.74	€ 6.23	$ 8.72
Diluted earnings per share (in dollars or Euros per share) | (per share)	$ 5.78	€ 5.12	$ 6.69	€ 6.18	$ 8.67
Common shares issued
Number of shares issued during the year pro-rated
Common shares issued as of the beginning of the period	2,397,679,661	2,397,679,661	2,412,251,835	2,412,251,835	2,619,131,285
TotalEnergies shares held by TotalEnergies SE or by its subsidiaries and deducted from shareholders' equity	(149,529,818)	(149,529,818)	(60,543,213)	(60,543,213)	(137,187,667)
Final grant of TotalEnergies performance shares	5,179,418	5,179,418	4,041,839	4,041,839	5,378,956
Capital increase reserved for employees	6,504,238	6,504,238	6,322,466	6,322,466	4,671,946
Buyback of TotalEnergies treasury shares including:	(68,432,849)	(68,432,849)	(64,051,218)	(64,051,218)	(74,633,216)
Shares repurchased during the fiscal year to cancel the dilution caused by the scrip dividend payment and within the framework of the share buyback program	(65,408,275)	(65,408,275)	(56,849,392)	(56,849,392)	(72,985,133)
Shares repurchased during the fiscal year to cover for the performance share plans	(3,024,574)	(3,024,574)	(7,201,826)	(7,201,826)	(1,648,083)
WEIGHTED-AVERAGE NUMBER OF SHARES	2,191,400,651	2,191,400,651	2,298,021,710	2,298,021,710	2,417,361,304
Dilutive effect
Grant of TotalEnergies performance shares	21,029,751	21,029,751	14,553,688	14,553,688	14,354,523
Capital increase reserved for employees	1,920,015	1,920,015	1,985,324	1,985,324	2,051,751
WEIGHTED-AVERAGE NUMBER OF DILUTED SHARES	2,214,350,417	2,214,350,417	2,314,560,722	2,314,560,722	2,433,767,578